Notes to the consolidated statements of income - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Personnel expenses
Wages and salaries | €	€ 6,390,322	€ 5,618,236	€ 5,753,795
Social security contributions and cost of retirement benefits and social assistance | €	1,549,075	1,343,882	1,313,612
thereof retirement benefits | €	217,165	189,176	181,347
Personnel expenses | €	€ 7,939,397	€ 6,962,118	€ 7,067,407
Employees by function
Production and services	111,472	112,201	113,628
Administration	12,166	13,216	13,386
Sales and marketing	4,877	4,648	4,085
Research and development	1,226	1,245	1,242
Total employees	129,741	131,310	132,341